U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.       Name and address of issuer:

                  T. Rowe Price Dividend Growth Fund, Inc.
                  100 East Pratt Street
                  Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer,
                  check the box but do not list series or classes):   /x/

         3.       Investment Company Act File Number:  811-7055

                  Securities Act File Number:  033-49187

         4a. Last day of fiscal year for which this Form is filed:

                  December 31, 2001

         4b.      / /  Check box if this Form is being filed late
                  (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                  Instruction A.2.)

                  Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c. / / Check box if this is the last time the issuer will be filing the Form.

         5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):                                $115,166,540

         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:           $136,440,335

         (iii)    Aggregate price of securities redeemed
                  or repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable to the Commission:     $535,420,750

         (iv)     Total available redemption credits
                  [add items 5(ii) and 5(iii)]:                   -$671,861,085

         (v)      Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i):                                                 $0

         (vi)     Redemption credits available for use in future
                  years - if Item 5(I)is less than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(I)]:          ($556,694,545)

         (vii)    Multiplier for determining registration fee (See
                  Instruction C.9):                                  x  .000239
         (viii)   Registration fee due [multiply Item 5(v)
                  by Item 5(vii)]  (enter "0" if no fee is due):             $0

         6.       Prepaid Shares

                  If the response to Item 5(I) was determined by
                  deducting an amount of securities that were
                  registered under the Securities Act of 1933
                  pursuant to Rule 24e-2 as in effect before
                  October 11, 1997, then report the amount of
                  securities (number of shares or other units)
                  deducted here:  -0-.  If there
                  is a number of shares or other units that were
                  registered pursuant to Rule 24e-2 remaining
                  unsold at the end of the fiscal year for which
                  this form is filed that are available for use by
                  the issuer in future fiscal years, then state that
                  number here:                                             -0-.

         7.       Interest due - if this Form is being
                  filed more than 90 days after the end
                  of the issuer's fiscal year (see
                  Instruction D):                                         +$-0-

         8.       Total of the amount of the registration
                  fee due plus any interest due [line 5(viii)
                  plus line 7]:                                              $0

         9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about February 21, 2002

         Method of delivery:     Wire transfer

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


Joseph A. Carrier, Treasurer
By (Signature and Title)*

March 18, 2002